Share-based compensation - Schedule of Recognized Compensation Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 5,294	$ 8,330	$ 9,348
Sales and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	404	88	98
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	2,245	5,800	6,267
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 2,645	$ 2,442	$ 2,983